May 01, 2025
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances,
■	the Fund invests at least 80% of its total assets in equity securities; and
■	may invest up to 25% of its total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of any market capitalization.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are benefiting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: June 30, 2020 +31.20% Lowest Quarter: June 30, 2022 -25.99% Year-to-date total return as of March 31, 2025 is -10.12%
Average Annual Total Returns for the periods ended 12/31/20241
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Foreign Investment Risk [Member]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Variable Trust - Class 1) | (VT Discovery All Cap Growth Fund) | Class 1
Calendar Year Total Returns for Class 1 shares as of 12/31 each year
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	at least 80% of the Fund’s total assets in equity securities; and
■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We may invest in the equity securities of companies of  any market capitalization.
We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company’s “private market valuation,” which is the price an investor would be willing to pay for the entire company. We determine a company’s private market valuation based upon several types of analysis. We carry out a fundamental analysis of a company’s cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company’s management strength, financial health, and growth potential in determining a company’s private market valuation. We place an emphasis on a company’s management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market valuation as determined by these factors to the company’s public market price, and invest in the equity securities of those companies where we believe there is a significant gap between the two. As part of our investment process, an assessment of environmental, social and governance (ESG) factors that are deemed to have material business and/or financial risk may be considered alongside other relevant factors. The ESG factors utilized in the Fund’s investment process may change over time, some factors may not be relevant with respect to all stocks and may or may not be determinative in the security selection process.
We may sell an investment when its market valuation no longer compares favorably with the company’s private market valuation. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: June 30, 2020 +21.55% Lowest Quarter: March 31, 2020 -21.72% Year-to-date total return as of March 31, 2025 is -6.90%
Average Annual Total Returns for the periods ended 12/31/2024
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Foreign Investment Risk [Member]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Variable Trust - Class 1) | (VT Opportunity Fund) | Class 1
Calendar Year Total Returns for Class 1 shares as of 12/31 each year
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	80% of the Fund’s net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings.  We define small-capitalization companies as those  with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately  $1.15 million to  $15.26 billion as of March 31, 2025, and is expected to change frequently.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are benefiting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.
The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Highest Quarter: June 30, 2020 +42.28% Lowest Quarter: June 30, 2022 -24.60% Year-to-date total return as of March 31, 2025 is -10.41%
Average Annual Total Returns for the periods ended 12/31/2024
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Variable Trust - Class 1) | (VT Small Cap Growth Fund) | Class 1
Calendar Year Total Returns for Class 1 shares as of 12/31 each year